Accounts Payable (Tables)	6 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accounts Payable

Current liabilities	December 31, 2022 $’000	June 30, 2022 $’000
Trade and other payables	97,242	38,887
Tax payables	4,137	8,623
Related party payables	—	93

Total accounts payable	101,379	47,603